Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2016
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION [Abstract]
Business Description and Basis of Presentation [Text Block]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Company Information
Groupon, Inc. and subsidiaries (the "Company"), which commenced operations in October 2008, operates online local commerce marketplaces throughout the world that connect merchants to consumers by offering goods and services, generally at a discount. Customers access those marketplaces through the Company's websites, primarily localized groupon.com sites in many countries, and its mobile applications.
The Company's operations are organized into two segments: North America and International. See Note 18, Segment
Information.

In connection with a strategic initiative to optimize its global footprint, the Company sold its operations in 10 countries and ceased operations in another country between November 2016 and March 2017. The financial results of those operations have been presented as discontinued operations in the consolidated financial statements for the years ended December 31, 2016, 2015 and 2014. Additionally, the Company sold a controlling stake in Ticket Monster, Inc. ("Ticket Monster"), a business based in the Republic of Korea, in May 2015. The financial results of Ticket Monster have been presented as discontinued operations in the consolidated financial statements for the years ended December 31, 2015 and 2014. See Note 3, Discontinued Operations and Other Dispositions, for additional information.